INTANGIBLE ASSETS (Tables)	12 Months Ended
Dec. 31, 2013
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Finite-Lived Intangible Assets [Table Text Block]
Intangible assets:

	December 31,
	2012	2013
Original amounts:

Capitalized software costs	$54,599	$59,069
Customer relationships	19,802	23,843
Backlog and non-compete agreement	1,112	1,554
Acquired technology	2,138	3,112

	77,651	87,578
Accumulated amortization:

Capitalized software costs	41,191	45,075
Customer relationships	5,756	8,895
Backlog and non-compete agreement	472	630
Acquired technology	174	429

	47,593	55,029

Intangible assets, net	$30,058	$32,549

Schedule of Finite-Lived Intangible Assets, Future Amortization Expense [Table Text Block]	The estimated future amortization expense of intangible assets as of December 31, 2013 is as follows:
2014	7,207
2015	6,390
2016	5,291
2017	3,717
2018	2,722
2019 and thereafter	7,222

$32,549